Provisions - Disclosure of Detailed Information About Provisions (Details) - NZD ($) $ in Thousands	Jul. 31, 2019	Jan. 31, 2019
Statement Line Items [Line Items]
Current provisions	$ 863	$ 921
Non-current provisions	1,517	2,372
Lease Contributions Provision [Member]
Statement Line Items [Line Items]
Current provisions		179
Non-current provisions		906
Make Good Provision [Member]
Statement Line Items [Line Items]
Current provisions	863	742
Non-current provisions	$ 1,517	$ 1,466